Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Redeemable Noncontrolling Interest Considered Level Three

As of September 30, 2014 and December 31, 2013 the Company’s redeemable non-controlling interest is considered a level 3 item and changed during nine months ended September 30, 2014 as follows:

Balance at December 31, 2013	$856,044
Net loss attributable to non-controlling interest	3,473
Balance at September 30, 2014	$859,517

As of December 31, 2013 and 2012, the Company’s redeemable noncontrolling interest is considered a level 3 item and changed during 2012 and 2013 due to the following:

Balance as of January 1, 2013	$849,945
Net loss attributable to noncontrolling interest	6,099
Balance at December 31, 2013	$856,044